N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	RIVERSOURCE VARIABLE ACCOUNT 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
RVS RAVA 5 Access
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by size of Contract Value)(1)	0.96%	0.96%
	Fund options (Funds fees and expenses)(2)	0.38%	1.84%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account.
Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The
Minimum is a percentage of average daily Contract value in the Variable
Account. The Maximum is a percentage of the greater of Contract value or guaranteed death benefit.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,225	Highest Annual Cost: $2,567
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.96%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.96%
Base Contract (N-4) Footnotes [Text Block]	(1) As a percentage of average daily contract value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.84%
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	1.00%
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or guaranteed death benefit.
Lowest Annual Cost [Dollars]	$ 1,225
Highest Annual Cost [Dollars]	$ 2,567
Benefits Available for Portfolio Companies [Table Text Block]	The Portfolio Stabilizer funds currently available are:1. Variable Portfolio – Managed Risk Fund (Class 2)2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)The Portfolio Navigator funds* currently available are:1. Variable Portfolio – Conservative Portfolio (Class 2)2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)3. Variable Portfolio – Moderate Portfolio (Class 2)4. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)* Available for application dates on or after 10/16/2023.
RVS RAVA 5 Access | EnhancedLegacyBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioManagedRiskFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioManagedRiskUSFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioManagedVolatilityGrowthFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioManagedVolatilityModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioManagedVolatilityConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioManagedVolatilityConservativeFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioUSFlexibleGrowthFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioUSFlexibleModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioUSFlexibleConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioConservativePortfolioClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioModeratelyConservativePortfolioClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioModeratePortfolioClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | EnhancedLegacyBenefitMember | VariablePortfolioModeratelyAggressivePortfolioClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
RVS RAVA 5 Access | BenefitProtectorDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Benefit Protector Death Benefit
Purpose of Benefit [Text Block]	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	Available to owners age 75 and younger•Must be elected at contract issue•Available with the Standard ROPP Death Benefit, MAV or 5-year MAV•For application dates on or after 10/16/2023, for contract owners age 70 and older at issue, the benefit decreases from 40% to 25% of earnings•For application dates prior to 10/16/2023, for contract owners age 70 and older at issue, the benefit decreases from 40% to 15% of earnings•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	Benefit Protector Death Benefit
Operation of Benefit [Text Block]	The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:For contracts with application dates on or after 10/16/2023•the applicable death benefit, plus:•40% of your earnings at death if you were under age 70 on the rider effective date; or•25% of your earnings at death if you were age 70 or older on the rider effective date.For contracts with application dates prior to 10/16/2023•the applicable death benefit, plus:•40% of your earnings at death if you were under age 70 on the rider effective date; or•15% of your earnings at death if you were age 70 or older on the rider effective date.